SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Revenue Recognition (Details)		12 Months Ended
		Mar. 31, 2025 USD ($) Performanceobligation	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Revenue Recognition [Abstract]
Principal transactions and proprietary trade income (loss)		$ 105,483	$ (715,309)	$ 0
Typical SaaS contract term		1 year
Prepay percentage amount for SaaS		75.00%
Residual percentage due		25.00%
Residual percentage due term after initial set up		6 months
Transaction price allocated to remaining performance obligations		$ 23,000
Percentage of remaining performance obligations expected to be recognized as revenue within 12 months		25.00%
Contract asset [Abstract]
Beginning balance		$ 0
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed		1,200,000
Ending balance		1,200,000	0
Contract liabilities [Abstract]
Beginning balance	[1]	600,000
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	[1]	(476,863)
Ending balance	[1]	123,137	600,000
Expected credit losses recognized		$ 0	$ 0	0
Minimum [Member]
Revenue Recognition [Abstract]
Contract payment term		10 days
Maximum [Member]
Revenue Recognition [Abstract]
Contract payment term			180 days
Waton Securities International Limited ("WSI") [Member]
Revenue Recognition [Abstract]
Number of performance obligation | Performanceobligation		1
Principal transactions and proprietary trade income (loss)		$ 100,000	$ (700,000)	$ 0

[1]	Contract liabilities were included within the accrued expenses and other current liabilities.